Document and Entity Information	Apr. 19, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 19, 2023
Entity Registrant Name	Swiftmerge Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41164
Entity Tax Identification Number	98-1582153
Entity Address, Address Line One	Executive Suite
Entity Address, Address Line Two	4318 Forman Ave
Entity Address, City or Town	Toluca Lake, CA,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91602
City Area Code	424
Local Phone Number	431-0030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001845123
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	200 - 100 Park Royal
Entity Address, City or Town	West Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V7T1A2
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	IVCPU
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	IVCP
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	IVCPW
Security Exchange Name	NASDAQ